American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 29, 2020

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Argentina — 0.8%
Globant SA(1)	25,760	2,911,138
Brazil — 9.9%
B3 SA - Brasil Bolsa Balcao	514,200	5,415,779
Banco Bradesco SA ADR	713,948	4,840,567
Cyrela Brazil Realty SA Empreendimentos e Participacoes	637,600	4,156,184
Localiza Rent a Car SA	341,500	3,723,594
Lojas Renner SA	326,440	3,814,878
Magazine Luiza SA	479,988	5,345,245
Pagseguro Digital Ltd., Class A(1)	58,031	1,820,433
TOTVS SA	181,100	2,846,962
WEG SA	592,200	5,667,873
		37,631,515
China — 37.6%
Alibaba Group Holding Ltd. ADR(1)	127,184	26,454,272
Anhui Conch Cement Co. Ltd., H Shares	552,500	4,086,165
China Construction Bank Corp., H Shares	8,105,000	6,602,661
China Education Group Holdings Ltd.	1,582,000	2,266,799
China Gas Holdings Ltd.	772,400	2,841,900
China International Travel Service Corp. Ltd., A Shares	172,987	1,930,899
China Overseas Land & Investment Ltd.	496,000	1,678,045
CIFI Holdings Group Co. Ltd.	6,352,376	4,908,142
CNOOC Ltd.	4,107,000	5,663,709
Country Garden Services Holdings Co. Ltd.	1,567,000	6,160,761
GDS Holdings Ltd. ADR(1)	149,162	8,646,921
Geely Automobile Holdings Ltd.	1,470,000	2,668,759
Haier Electronics Group Co. Ltd.	850,000	2,424,441
Industrial & Commercial Bank of China Ltd., H Shares	9,063,095	6,245,164
Kweichow Moutai Co. Ltd., A Shares	25,000	3,816,197
Li Ning Co. Ltd.	719,000	1,908,874
Luxshare Precision Industry Co. Ltd., A Shares	603,100	4,100,738
New Oriental Education & Technology Group, Inc. ADR(1)	49,472	6,326,974
Ping An Insurance Group Co. of China Ltd., H Shares	542,000	6,067,137
Shenzhou International Group Holdings Ltd.	356,700	4,424,727
TAL Education Group ADR(1)	101,429	5,516,723
Tencent Holdings Ltd.	495,200	24,425,939
Xinyi Solar Holdings Ltd.	5,444,000	4,298,656
		143,464,603
Colombia — 0.7%
Bancolombia SA ADR	52,177	2,477,364
Egypt — 1.0%
Commercial International Bank Egypt S.A.E.	522,719	2,760,639
Commercial International Bank Egypt S.A.E. GDR	212,408	1,041,956
		3,802,595

Hungary — 1.3%
OTP Bank Nyrt	111,332	4,849,979
India — 7.8%
Asian Paints Ltd.	86,491	2,155,388
Bajaj Finance Ltd.	54,465	3,371,582
Bata India Ltd.	93,721	2,151,810
HDFC Bank Ltd.	535,885	8,813,581
Indraprastha Gas Ltd.	434,627	2,671,345
Jubilant Foodworks Ltd.	105,098	2,557,739
Larsen & Toubro Ltd.	95,902	1,578,800
Nestle India Ltd.	14,802	3,258,729
Tata Consultancy Services Ltd.	107,836	2,988,645
		29,547,619
Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	20,204,000	5,898,786
Telekomunikasi Indonesia Persero Tbk PT	7,436,400	1,807,229
		7,706,015
Mexico — 2.3%
America Movil SAB de CV, Class L ADR	123,924	1,967,913
Grupo Aeroportuario del Centro Norte SAB de CV	424,671	2,780,006
Wal-Mart de Mexico SAB de CV	1,461,522	4,114,359
		8,862,278
Peru — 0.5%
Credicorp Ltd.	11,547	2,093,125
Philippines — 1.0%
Ayala Land, Inc.	5,079,480	3,900,040
Russia — 3.8%
Novatek PJSC GDR	36,208	5,247,943
Sberbank of Russia PJSC ADR (London)	286,231	4,059,749
Yandex NV, A Shares(1)	131,043	5,321,656
		14,629,348
South Africa — 4.1%
Capitec Bank Holdings Ltd.	56,628	4,775,671
Kumba Iron Ore Ltd.	76,324	1,426,395
Naspers Ltd., N Shares	59,233	9,368,728
		15,570,794
South Korea — 10.3%
CJ Logistics Corp.(1)	33,754	3,723,467
Hotel Shilla Co. Ltd.	35,966	2,416,067
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	32,855	2,807,648
Orion Corp/Republic of Korea	25,155	1,971,730
Samsung Electro-Mechanics Co. Ltd.	50,507	5,365,468
Samsung Electronics Co. Ltd.	407,895	18,453,178
SK Hynix, Inc.	61,030	4,405,104
		39,142,662
Taiwan — 11.4%
ASPEED Technology, Inc.	73,000	2,178,335
Chailease Holding Co. Ltd.	1,668,788	6,149,088
Largan Precision Co. Ltd.	12,000	1,702,549

Merida Industry Co. Ltd.	343,000	1,652,645
President Chain Store Corp.	202,000	1,959,182
Taiwan Cement Corp.	1,514,301	2,071,144
Taiwan Semiconductor Manufacturing Co. Ltd.	2,454,774	25,169,418
Win Semiconductors Corp.	295,000	2,591,587
		43,473,948
Thailand — 2.2%
Airports of Thailand PCL	1,361,900	2,575,470
CP ALL PCL	828,100	1,732,042
Minor International PCL	1,582,900	1,412,240
Muangthai Capital PCL	1,419,500	2,567,336
		8,287,088
Turkey — 0.5%
BIM Birlesik Magazalar AS	244,463	1,888,843
United Arab Emirates — 0.5%
First Abu Dhabi Bank PJSC	503,195	1,946,162
United Kingdom — 0.8%
Network International Holdings plc(1)	292,484	2,024,184
NMC Health plc	95,183	1,179,682
		3,203,866
TOTAL COMMON STOCKS (Cost $274,340,299)		375,388,982
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $5,030,839), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $4,911,578)		4,911,026
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 9/30/22, valued at $282,575), at 0.65%, dated 2/28/20, due 3/2/20 (Delivery value $275,015)		275,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,351	2,351
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,188,377)		5,188,377
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $279,528,676)		380,577,359
OTHER ASSETS AND LIABILITIES — 0.1%		531,075
TOTAL NET ASSETS — 100.0%		$381,108,434

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.7%
Consumer Discretionary	22.9%
Financials	20.8%
Communication Services	8.8%
Industrials	7.6%
Consumer Staples	4.8%
Energy	2.9%
Real Estate	2.7%
Materials	2.6%
Utilities	1.4%
Health Care	0.3%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	2,911,138	—	—
Brazil	6,661,000	30,970,515	—
China	46,944,890	96,519,713	—
Colombia	2,477,364	—	—
Mexico	1,967,913	6,894,365	—
Peru	2,093,125	—	—
Russia	5,321,656	9,307,692	—
Other Countries	—	163,319,611	—
Temporary Cash Investments	2,351	5,186,026	—
	68,379,437	312,197,922	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.